Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2021
Related party transactions [abstract]
Disclosure of detailed information about trade and other payables [Table Text Block]
	December 31, 2021	December 31, 2020
Companies controlled by directors of the Company	$31,500	$72,070
Directors or officers of the Company	75,083	191,335
	$106,583	$263,405

Disclosure of transactions between related parties [Table Text Block]
	December 31, 2021	December 31, 2020	December 31, 2019
Research and development	$48,404	$48,358	$166,023
	$48,404	$48,358	$166,023

Disclosure of information about key management personnel [Table Text Block]
	December 31, 2021	December 31, 2020	December 31, 2019
General and administrative - salaries and contracts	$336,000	$336,000	$336,000
Directors' fees	75,083	71,250	70,500
Stock-based compensation	382,442	3,397	26,275
	$793,525	$410,647	$432,775